Condensed Financial Information Of Information Of Registrant (Parent Company Only) - Condensed Statements of Operations and Comprehensive Income (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2018	Jul. 29, 2017	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Condensed Income Statements, Captions [Line Items]
Net income	$ (5,614)	$ 19,712	$ 8,523	$ (39,182)	$ 50,301	$ 44,224	$ 24,104
Net income per share attributable to common stockholders':
Basic	$ (0.05)	$ 0.22	$ 0.09	$ (0.44)	$ 0.57	$ 0.50	$ 0.27
Diluted	$ (0.05)	$ 0.22	$ 0.09	$ (0.44)	$ 0.54	$ 0.48	$ 0.26
Weighted average number of common shares outstanding:
Basic	106,914,966	88,443,279	97,734,132	88,323,926	88,385,864	88,163,992	87,869,243
Diluted	106,914,966	91,745,569	102,731,740	88,323,926	92,263,577	90,736,079	90,241,354
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in net income of subsidiaries					$ 50,301	$ 44,224	$ 24,104
Net income					$ 50,301	$ 44,224	$ 24,104
Net income per share attributable to common stockholders':
Basic					$ 0.57	$ 0.50	$ 0.27
Diluted					$ 0.54	$ 0.48	$ 0.26
Weighted average number of common shares outstanding:
Basic					88,386,000	88,164,000	87,869,000
Diluted					92,264,000	90,736,000	90,241,000